Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.30%
Aerospace & Defense–1.71%
Raytheon Technologies Corp.	1,719,857	$160,307,871
Agricultural & Farm Machinery–1.38%
Deere & Co.	377,302	129,482,500
Air Freight & Logistics–3.16%
FedEx Corp.	187,656	43,740,737
United Parcel Service, Inc., Class B	1,291,581	251,716,221
		295,456,958
Application Software–1.16%
Manhattan Associates, Inc.(b)	226,649	31,882,715
Synopsys, Inc.(b)	207,524	76,265,070
		108,147,785
Automobile Manufacturers–1.85%
General Motors Co.(b)	2,502,417	90,737,640
Tesla, Inc.(b)	92,597	82,545,596
		173,283,236
Automotive Retail–1.55%
O’Reilly Automotive, Inc.(b)	205,734	144,752,385
Biotechnology–0.93%
Seagen, Inc.(b)	482,502	86,840,710
Commodity Chemicals–0.84%
Valvoline, Inc.(c)	2,441,978	78,680,531
Communications Equipment–1.07%
Motorola Solutions, Inc.	418,982	99,964,915
Construction Materials–1.27%
Vulcan Materials Co.	720,329	119,091,994
Consumer Finance–1.58%
American Express Co.	958,969	147,700,405
Data Processing & Outsourced Services–1.35%
Fiserv, Inc.(b)	1,200,157	126,832,592
Distillers & Vintners–0.72%
Constellation Brands, Inc., Class A	271,832	66,954,940
Diversified Banks–1.91%
JPMorgan Chase & Co.	1,550,217	178,833,033
Electric Utilities–2.37%
FirstEnergy Corp.	4,710,540	193,603,194
Southern Co. (The)(c)	371,551	28,568,556
		222,171,750
Environmental & Facilities Services–0.71%
Waste Connections, Inc.	498,740	66,516,954
Financial Exchanges & Data–1.04%
Intercontinental Exchange, Inc.	954,627	97,362,408
Food Distributors–0.98%
Sysco Corp.	1,085,893	92,192,316
Shares		Value
General Merchandise Stores–0.38%
Dollar General Corp.	141,449	$35,140,175
Health Care Facilities–2.06%
HCA Healthcare, Inc.	503,472	106,947,522
Tenet Healthcare Corp.(b)(c)	1,303,172	86,165,733
		193,113,255
Health Care Services–1.71%
CVS Health Corp.	1,674,809	160,245,725
Health Care Supplies–0.60%
Cooper Cos., Inc. (The)	171,587	56,108,949
Homebuilding–0.85%
D.R. Horton, Inc.	1,024,972	79,978,565
Hotels, Resorts & Cruise Lines–1.17%
Airbnb, Inc., Class A(b)(c)	989,277	109,789,961
Household Products–2.15%
Church & Dwight Co., Inc.	794,214	69,867,006
Procter & Gamble Co. (The)	949,456	131,888,933
		201,755,939
Industrial Conglomerates–0.98%
Honeywell International, Inc.	478,399	92,072,672
Industrial Machinery–1.62%
Otis Worldwide Corp.	1,945,763	152,100,294
Industrial REITs–2.96%
Duke Realty Corp.	206,987	12,949,107
Prologis, Inc.	1,991,619	264,009,014
		276,958,121
Integrated Oil & Gas–2.40%
Exxon Mobil Corp.	2,315,897	224,479,896
Integrated Telecommunication Services–1.69%
Verizon Communications, Inc.	3,435,351	158,678,863
Interactive Home Entertainment–1.09%
Electronic Arts, Inc.	774,441	101,629,892
Interactive Media & Services–4.83%
Alphabet, Inc., Class A(b)	2,407,560	280,047,379
Meta Platforms, Inc., Class A(b)	1,079,488	171,746,541
		451,793,920
Internet & Direct Marketing Retail–3.57%
Amazon.com, Inc.(b)	2,475,768	334,104,892
Internet Services & Infrastructure–0.32%
MongoDB, Inc.(b)(c)	94,890	29,650,278
Investment Banking & Brokerage–0.67%
Charles Schwab Corp. (The)	912,589	63,014,270
IT Consulting & Other Services–1.70%
Accenture PLC, Class A	367,285	112,484,704

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
IT Consulting & Other Services–(continued)
Amdocs Ltd.(c)	531,373	$46,261,334
		158,746,038
Managed Health Care–3.20%
UnitedHealth Group, Inc.	552,616	299,705,761
Movies & Entertainment–1.05%
Netflix, Inc.(b)	437,848	98,472,015
Oil & Gas Exploration & Production–0.89%
APA Corp.	2,242,344	83,347,926
Oil & Gas Storage & Transportation–1.13%
Cheniere Energy, Inc.	352,456	52,720,369
Magellan Midstream Partners L.P.	1,022,836	52,676,054
		105,396,423
Other Diversified Financial Services–1.84%
Equitable Holdings, Inc.	6,051,948	172,056,882
Personal Products–0.17%
Coty, Inc., Class A(b)(c)	2,239,560	16,393,579
Pharmaceuticals–6.82%
AstraZeneca PLC, ADR (United Kingdom)(c)	2,414,182	159,891,274
Bayer AG (Germany)	1,178,607	68,685,462
Eli Lilly and Co.	821,425	270,815,608
Johnson & Johnson	794,922	138,729,788
		638,122,132
Property & Casualty Insurance–1.30%
Allstate Corp. (The)	1,041,573	121,832,794
Railroads–1.08%
Union Pacific Corp.	445,219	101,198,279
Regional Banks–1.10%
First Citizens BancShares, Inc., Class A	136,351	103,174,075
Semiconductor Equipment–1.20%
Applied Materials, Inc.	1,058,827	112,214,485
Semiconductors–2.85%
Advanced Micro Devices, Inc.(b)	1,202,587	113,608,394
QUALCOMM, Inc.	1,053,721	152,852,768
		266,461,162
Soft Drinks–2.67%
Coca-Cola Co. (The)	2,505,808	160,797,700
Shares		Value
Soft Drinks–(continued)
PepsiCo, Inc.	507,593	$88,808,471
		249,606,171
Systems Software–10.52%
Crowdstrike Holdings, Inc., Class A(b)(c)	165,379	30,363,584
Microsoft Corp.	2,413,854	677,665,372
ServiceNow, Inc.(b)	166,084	74,183,080
VMware, Inc., Class A	1,741,242	202,332,320
		984,544,356
Technology Hardware, Storage & Peripherals–5.65%
Apple, Inc.	3,253,184	528,674,932
Thrifts & Mortgage Finance–0.50%
Rocket Cos., Inc., Class A	4,925,187	46,887,780
Total Common Stocks & Other Equity Interests (Cost $7,189,348,418)		9,202,023,740
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	38,306,594	38,306,594
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	27,712,601	27,712,601
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	43,778,964	43,778,964
Total Money Market Funds (Cost $109,794,601)		109,798,159
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $7,299,143,019)		9,311,821,899
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.10%
Invesco Private Government Fund, 1.77%(d)(e)(f)	28,733,938	28,733,938
Invesco Private Prime Fund, 1.89%(d)(e)(f)	73,887,270	73,887,271
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,621,249)		102,621,209
TOTAL INVESTMENTS IN SECURITIES–100.57% (Cost $7,401,764,268)		9,414,443,108
OTHER ASSETS LESS LIABILITIES—(0.57)%		(53,037,697)
NET ASSETS–100.00%		$9,361,405,411
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,916,163	$344,254,646	$(308,864,215)	$-	$-	$38,306,594	$135,595
Invesco Liquid Assets Portfolio, Institutional Class	2,916,554	245,896,176	(221,098,635)	3,558	(5,052)	27,712,601	78,851
Invesco Treasury Portfolio, Institutional Class	3,332,758	393,433,881	(352,987,675)	-	-	43,778,964	111,299
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	54,353,000	717,412,842	(743,031,904)	-	-	28,733,938	103,300*
Invesco Private Prime Fund	126,823,666	1,385,075,423	(1,437,985,263)	(41)	(26,514)	73,887,271	306,469*
Total	$190,342,141	$3,086,072,968	$(3,063,967,692)	$3,517	$(31,566)	$212,419,368	$735,514

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,133,338,278	$68,685,462	$—	$9,202,023,740
Money Market Funds	109,798,159	102,621,209	—	212,419,368
Total Investments	$9,243,136,437	$171,306,671	$—	$9,414,443,108
Invesco Main Street Fund®